GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 40,767,900	$ 38,292,380
Operating loss	3,295,932
Cash	791,432	$ 833,125
Working capital deficit	$ 12,342,855